UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

        (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 3/31

Item 1.  Schedule of Investments.

THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Market Value
	EXCHANGE TRADED FUNDS - 6.3%
24,964	PIMCO Enhanced Short Maturity Strategy Fund	$ 2,522,113
	(Cost - $2,514,179)

	MUTUAL FUNDS - 31.9%
642,628	Fidelity Conservative Income Bond Fund	6,432,705
608,310	Vanguard Short-Term Bond Index Fund	6,454,171
	TOTAL MUTUAL FUNDS	12,886,876
	( Cost - $12,881,261)

	PRIVATE INVESTMENTS - 41.5%
7,161	FX Strategy LLC *	8,387,441
6,314	P/E Funds Ltd.- Class F2: The Global Aggressive Fund *	8,375,664
	( Cost - $15,624,474)	16,763,105

	SHORT-TERM INVESTMENT - 14.2%
5,740,747	Dreyfus Cash Advantage Fund, 0.16% +	5,740,747
	TOTAL SHORT-TERM INVESTMENT
	( Cost - $5,740,747)

	TOTAL INVESTMENTS - 93.9%
	(Cost - $36,760,661)	$ 37,912,841
	OTHER ASSETS LESS LIABILITIES - 6.1%	2,446,924
	NET ASSETS - 100.00%	$ 40,359,765

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,163,544
	Unrealized depreciation:	(11,364)
	Net unrealized appreciation:	$ 1,152,180

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on March 31, 2012.

Contracts		Unrealized Appreciation (Depreciation)
	PURCHASED FUTURES CONTRACTS
	Brazilian Real Future June 2012
3	(Underlying Face Amount at Value $162,375)	$ (9,135)
	Canadian Dollar Future June 2012
23	(Underlying Face Amount at Value $2,302,300)	(11,970)
	Mexian Peso Future June 2012
25	(Underlying Face Amount at Value $968,750)	(11,400)
	New Zealand Dollar Future June 2012
3	(Underlying Face Amount at Value $244,380)	(15)
	South African Rand Future June 2012
2	(Underlying Face Amount at Value $129,280)	(1,175)
	USD/CZK June 2012
1	(Underlying Face Amount at Value $99,900)	(1,458)
	TOTAL OPEN PURCHASED FUTURES CONTRACTS	(35,153)

	WRITTEN FUTURES CONTRACTS
	Australian Dollar Future June 2012
108	(Underlying Face Amount at Value $11,090,520)	119,440
	British Pound Future June 2012
50	(Underlying Face Amount at Value $4,996,250)	(74,000)
	Euro FX Future June 2012
65	(Underlying Face Amount at Value $10,838,750)	(194,406)
	Japanese Yen Future June 2012
59	(Underlying Face Amount at Value $8,907,525)	(14,125)
	USD/NOK June 2012
2	(Underlying Face Amount at Value $200,600)	1,492
	USD/SEK June 2012
1	(Underlying Face Amount at Value $100,200)	3,030
	TOTAL OPEN WRITTEN FUTURES CONTRACTS	(158,569)

	TOTAL NET UNREALIZED DEPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (193,722)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,522,113	$ -	$ -	$ 2,522,113
Mutual Funds	12,886,876	-	-	12,886,876
Private Investments Funds	-	16,763,105	-	16,763,105
Short-Term Investments	5,740,747	-	-	5,740,747
Total	$ 21,149,736	$ 16,763,105	$ -	$ 37,912,841
Liabilities	Level 1	Level 2	Level 3	Total
Derivative Instruments*	$ 193,722	$ -	$ -	$ 193,722
Total	$ 193,722	$ -	$ -	$ 193,722

* Derivative instruments include cumulative unrealized loss on futures open at March 31, 2012.
The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/30/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/30/12